Schedule of Costs Associated with Cost-Reduction/Productivity Initiatives and Acquisition Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012		Apr. 01, 2012	Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Total Restructuring charges and certain acquisition-related costs	$ (20)		$ 80	$ 6	$ 24		$ 25	$ 46	$ 51	$ 20	$ 37	$ (13)		$ 49		$ 135		$ 154	[1]	$ 202	[1]
Total costs associated with acquisitions and cost-reduction/productivity initiatives	(19)				27							(9)		65		168		186		219
Direct Cost
Restructuring Cost and Reserve [Line Items]
Integration costs	10	[2]			5	[2]						14	[2]	9	[2]	26	[2]	30	[2]	43	[2]
Employee Termination Costs	(30)	[3]			1	[3]						(27)	[3]	3	[3]	49	[4]	53	[4]	15	[4]
Asset Impairment Charges	0	[3]			1	[3]						0	[3]	1	[3]	4	[4]	0	[4]	5	[4]
Exit costs	0	[3]			0	[3]						0	[3]	1	[3]	(1)	[4]	1	[4]	35	[4]
Total Restructuring charges and certain acquisition-related costs	(20)	[3]			7	[3]						(13)	[3]	14	[3]	78	[4]	84	[4]	98	[4]
Additional depreciation associated with asset restructuring	1	[5]			2	[5]						1	[5]	5	[5]	11	[6]	9	[6]	0	[6]
Implementation costs																0	[7]	3	[7]	0	[7]
Allocated Cost
Restructuring Cost and Reserve [Line Items]
Integration costs	0	[2]			7	[2]						0	[2]	12	[2]	21	[2]	41	[2]	49	[2]
Employee Termination Costs	0	[3]			9	[3]						0	[3]	14	[3]	19	[4]	20	[4]	25	[4]
Asset Impairment Charges	0	[3]			1	[3]						0	[3]	8	[3]	10	[4]	7	[4]	13	[4]
Exit costs	0	[3]			0	[3]						0	[3]	1	[3]	7	[4]	0	[4]	16	[4]
Total Restructuring charges and certain acquisition-related costs	0	[3]			17	[3]						0	[3]	35	[3]	57	[4]	70	[4]	104	[4]
Transaction costs																0	[8]	2	[8]	1	[8]
Additional depreciation associated with asset restructuring	0	[5]			0	[5]						2	[5]	9	[5]	13	[6]	20	[6]	17	[6]
Implementation costs	$ 0	[9]			$ 1	[9]						$ 1	[9]	$ 2	[9]	$ 9	[7]	$ 0	[7]	$ 0	[7]

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Integration costs represent external, incremental costs directly related to integrating acquired businesses and primarily include expenditures for consulting and the integration of systems and processes.
[3]	The restructuring benefit for the three and six months ended June 30, 2013 is related to the reversal of certain employee termination expenses associated with our operations in Europe and the restructuring charges for the three and six months July 1, 2012 are primarily related to the integration of FDAH and KAH. The direct charges are associated with the following: • For the three months ended June 30, 2013-Manufacturing/research/corporate ($30 million income). • For the six months ended June 30, 2013-Manufacturing/research/corporate ($27 million income). • For the three months ended July 1, 2012-U.S. ($3 million), EuAfME ($1 million), and manufacturing/research/corporate ($2 million income). • For the six months ended July 1, 2012-U.S. ($3 million), EuAfME ($1 million income), CLAR ($1 million), and manufacturing/research/corporate ($2 million)
[4]	(b) Restructuring charges are primarily related to our cost-reduction/ productivity initiatives in 2012, the integration of KAH in 2011 and the integration of FDAH in 2010. The direct restructuring charges are associated with the following: • 2012 Direct-EuAfME ($51 million), CLAR ($3 million), APAC ($1 million income) and manufacturing/research/corporate ($1 million income). • 2011 Direct-U.S. ($2 million), EuAfME ($33 million), CLAR ($2 million), APAC ($2 million income) and manufacturing/research/corporate ($19 million). • 2010 Direct-U.S. ($14 million income), EuAfME ($24 million), CLAR ($4 million), APAC ($10 million) and manufacturing/research/corporate ($31 million).
[5]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. For the three months ended June 30, 2013, included in Cost of sales ($1 million). For the six months ended June 30, 2013, included in Cost of sales ($1 million) and Selling, general and administrative expenses ($2 million). For the three months ended July 1, 2012, included in Cost of sales ($2 million). For the six months ended July 1, 2012, included in Cost of sales ($5 million) and Research and development expenses ($9 million).
[6]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In 2012, included in Cost of sales ($10 million), Selling, general and administrative expenses ($5 million) and Research and development expenses ($9 million). In 2011, included in Cost of sales ($6 million), Selling, general and administrative expenses ($4 million) and Research and development expenses ($19 million). In 2010, included in Selling, general and administrative expenses ($17 million).
[7]	Implementation costs, represent external, incremental costs directly related to implementing cost-reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2012, included in Selling, general and administrative expenses ($8 million) and Research and development expenses ($1 million). In 2011, included in Selling, general and administrative expenses ($2 million) and Research and development expenses ($1 million).
[8]	Transaction costs represent external costs directly related to acquiring businesses and primarily include expenditures for banking, legal, accounting and other similar services.
[9]	Implementation costs-allocated represent external, incremental costs directly related to implementing cost reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. Included in Selling, general and administrative expenses.